Note 18 - Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
(18)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2011	% of sales	2012	% of sales	2013	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	331,556	22%	330,699	21%	346,405	20%
Ping An Property & Casualty Insurance Company of China, Ltd.	181,088	12%	185,595	12%	248,102	14%
China Pacific Property Insurance Co., Ltd. ("CPIC")	184,717	12%	208,797	13%	204,983	12%
	697,361	46%	725,091	46%	799,490	46%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2012	%	2013	%
	RMB		RMB
PICC	32,980	17%	41,375	21%
CPIC	—	—	20,654	10%
	32,980	17%	62,029	31%

The Group performs ongoing credit evaluations of its customers and related parties and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations on the amounts due from Sincere Fame and its subsidiaries (note 16(a)(i) and other receivables from Jintaiping (note 5(v)). As the Group has significant influences over the operations of Sincere Fame through its equity investment in Sincere Fame, and the historically positive operating results of Sincere Fame and its subsidiaries and Jintaiping, the Group considered that the credit risks on the amounts due from an affiliate and its subsidiaries and other receivables from Jintaiping as not significant.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.